NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2021
Financing Receivable, after Allowance for Credit Loss [Abstract]
SCHEDULE OF NOTES RECEIVABLE

Notes receivable consist of the following:

	As of March 31,
	2022	2021
1044PRO, LLC	$436,520	$189,199
MojiLife, LLC	150,000	-
Other	15,000	20,000
	601,520	209,199
Allowance for obsolescence	(601,520)	(114,599)
	$-	$94,600

SCHEDULE OF ALLOWANCE FOR IMPAIRMENT LOSSES

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2022	2021
Balance at beginning of fiscal year	$114,599	$-
Provision for estimated impairment losses	491,921	114,599
Write-offs and recoveries	(5,000)	-
Balance at end of fiscal year	$601,520	$114,599